Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2018
Due to related parties	$ 2,352,821	$ 1,716,734
Due to related parties	2,352,821	1,716,734	$ 2,865,851
LuckSky Group [Member]
Lease payable	399,652	280,304	493,417
Sanhe Dong Yi Glass Machine Company Limited [Member]
Lease payable	0	246,060
Zhou Deng Rong [Member]
Due to related parties	1,953,169	$ 1,190,370
Due to related parties	$ 1,953,169		$ 2,372,434